RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			9 Months Ended
	May 15, 2018	May 11, 2018	May 31, 2019	May 31, 2018
Statements [Line Items]
Director remuneration expense			$ 155	$ 161
Units issued - financing (Shares)	11,745,386	1,509,100		13,254,486
West Kirkland Mining Inc [Member]
Statements [Line Items]
Revenue from rendering of services, related party transactions			$ 41	$ 43
Hosken Consolidated Investments Limited [Member]
Statements [Line Items]
Units issued - financing (Shares)	1,509,100
Description of nature of related party relationship			As of May 31, 2019, including shares purchased on the open market, HCI owned approximately 19.9% of the Company's outstanding common shares.
Hosken Consolidated Investments Limited - additional transaction [Member]
Statements [Line Items]
Units issued - financing (Shares)	2,490,900